Annual Fund Operating Expenses - iShares Commodities Select Strategy ETF - iShares Commodities Select Strategy ETF	Mar. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	none	[1]
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	0.48%

[1]	The amount rounded to 0.00%.